UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement |_| adds new holding
                                                          entries.

Institutional Manager Filing this Report:

Name:       Coatue Offshore Master Fund, Ltd.
Address:    c/o Morgan Stanley Fund Services (Cayman) Ltd.
            P.O. Box 2681, Century Yard, 4th Floor
            Cricket Square, Hutchins Drive
            George Town, Grand Cayman KY1-1111
            Cayman Islands


13F File Number: 028-12788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Philippe Laffont
Title:      Director
Phone:      (212) 715-5100


Signature, Place and Date of Signing:

/s/Philippe Laffont            New York, New York            February 16, 2010
____________________        ________________________       _____________________
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

    Form 13F File Number                Name

    028-06391                           Coatue Management, LLC
    -----------------------          -------------------------------


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